Document and Entity Information	Jan. 19, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity File Number	1-9700
Entity Registrant Name	SCHWAB CHARLES CORP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3025021
Entity Address, Address Line One	3000 Schwab Way
Entity Address, City or Town	Westlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	817
Local Phone Number	859-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000316709
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	211 Main Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock – $.01 par value per share
Trading Symbol	SCHW
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 6.00% Non-Cumulative Preferred Stock, Series C
Trading Symbol	SCHW PrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th ownership interest in a share of 5.95% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SCHW PrD
Security Exchange Name	NYSE